Other Operating Expenses - Schedule of Other Operating Expenses (Details) - Other Operating Expense [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Operating Expenses [Line Items]
Regulatory compliance and statutory cost		$ 52,951	$ 34,190	$ 35,064
License fee		5,651	33,385	30,534
Changes on fair value of warrant liabilities		375,488	33,977
Bad debt written off		4,271,583
Bank charges		34,610	22,218	18,598
Entertainment		2,266,891	128,157	203,487
Event fees		221,641	135,782	247,411
Foreign exchange loss, net		566,866	54,000	272,643
Fair value changes in derivative liabilities		1,067,076
Fair value loss financial assets, FVPL			14,407
Impairment loss of intangible assets		918,324
Intangible assets written off		45,765
Loss on disposal of controlling interest in subsidiaries		10,613,900	399,540
Marketing expenses		658,659	1,161,638	341,323
Software and website usage fee		41,010	10,142	13,427
Staff welfare		663,399	794,064	191,190
Office expenses		306,311	311,801	338,755
Recruitment fees		74,548	52,931	29,894
Referral fees		3,421,734	102,018
Research and development expenses			408,071
Travelling expenses		595,020	385,739	311,168
Upkeep of office equipment		83,246	195,134	41,974
Net investment loss	[1]	459,347	84,985
Total		$ 26,744,020	$ 4,362,179	$ 2,075,468

[1]	Net investment loss is derived from the total net loss incurred from the trading of shares on recognized stock exchanges during the financial year.